Fair Value Measurements - Schedule of Change in Fair Value of Share-Based Termination Liability (Details) - Share-based termination liability [Member] - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Schedule of Change in Fair Value of Share-Based Termination Liability [Line Items]
Balance	$ 7,661	$ 6,163	$ 6,349
Change in estimated fair value	(334)	1,498	(186)
Liability settlement due to issuance of Common stock	(7,327)
Balance		$ 7,661	$ 6,163